Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) Plant bbl Mcf	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Percentage of voting power in subsidiaries	50.00%
Volume of natural gas as numerator of energy equivalent conversion rate | Mcf	6,000
Volume of crude oil as denominator of energy equivalent conversion rate | bbl	1
Interests in resource properties, carrying amount	$ 254,706
Exploration and evaluation assets, aggregate carrying amount	17,007
Carrying amount	$ 49,065	$ 51,883	$ 55,413
Number of power plants | Plant	1
Combined revenue	$ 71,291	59,432	113,267
Loss before taxes	17,547	11,179	(16,784)
Income tax expense	10,176	10,967	1,619
Net loss	7,371	212	(18,403)
Deferred income tax assets	9,619	$ 10,856
Disposal groups
Basis of Presentation and Summary of Significant Accounting Policies
Combined revenue	81,766
Loss before taxes	(63)
Income tax expense	(575)
Net loss	$ (638)
Net gain on dispositions			$ 207
Disposal of unit 1
Basis of Presentation and Summary of Significant Accounting Policies
Combined profit ( as a percent)	2.00%
Disposal of unit 2
Basis of Presentation and Summary of Significant Accounting Policies
Combined loss ( as a percent)	7.00%